UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		July 31, 2013

Shares	COMMON STOCKS - 87.51%	Value
	Aerospace & Defense - 1.33%
285,139	CPI Aerostructures, Inc. (a)	$3,196,408
100,000	Ducommun, Inc. (a)	2,284,000
		5,480,408
	Auto Parts & Equipment - 1.28%
168,000	Miller Industries, Inc.	2,787,120
486,081	SORL Auto Parts, Inc. (a)	1,278,393
100,000	Stoneridge, Inc. (a)	1,208,000
		5,273,513
	Building Materials - 0.73%
180,000	Insteel Industries, Inc.	3,024,000
		3,024,000
	Business Services - 8.88%
113,600	Barrett Business Services, Inc.	7,981,536
370,000	Datalink Corp. (a)	4,817,400
195,000	GP Strategies Corp. (a)	5,149,950
949,600	Innodata Isogen, Inc. (a)	2,563,920
708,200	Official Payments Holdings, Inc. (a)	5,063,630
566,800	PRGX Global, Inc. (a)	3,514,160
491,350	RCM Technologies, Inc. (a)	2,663,117
130,000	Rentrak Corporation (a)	2,792,400
80,000	Virtusa Corp. (a)	2,062,400
		36,608,513
	Chemical & Related Products - 4.15%
379,999	Aceto Corporation	5,897,584
160,000	KMG Chemicals, Inc.	3,612,800
387,023	Omnova Solutions, Inc. (a)	3,119,405
300,180	Penford Corp. (a)	4,454,671
		17,084,460
	Computers & Electronics - 2.12%
325,069	Cyberoptics Corp. (a)	1,947,163
464,200	PC-Tel, Inc.	4,479,530
150,000	Rimage Corporation (a)	1,353,000
49,918	Silicon Graphics International Corp. (a)	939,457
		8,719,150
	Construction & Engineering - 4.19%
200,000	Comfort Systems USA, Inc.	3,090,000
475,000	Furmanite Corp. (a)	3,557,750
1,204,057	Hill International, Inc. (a)	3,780,739
316,000	MFRI, Inc. (a)	3,425,440
350,000	Sterling Construction Company, Inc. (a)	3,437,000
		17,290,929
	Consumer Products - Distributing - 0.88%
300,000	Body Central Corp. (a)	3,618,000
		3,618,000
	Consumer Products - Manufacturing - 5.85%
210,559	A.T. Cross Co. (a)	3,916,398
153,797	Delta Apparel, Inc. (a)	2,468,442
140,000	Flexsteel Industries	3,484,600
125,000	Motorcar Parts of America, Inc.
	(Acquired 4/24/2011, Cost $968,750) (a)(b)	1,081,250
343,000	Motorcar Parts of America, Inc. (a)	2,966,950
215,000	Orchids Paper Products Co.	5,830,800
140,000	Universal Electronics, Inc. (a)	4,316,200
		24,064,640
	Consumer Services - 1.28%
1,000,200	Hudson Technologies, Inc. (a)	2,350,470
300,000	Intersections, Inc.	2,904,000
		5,254,470
	Energy & Related Services - 6.40%
1,778,400	Cal Dive International, Inc. (a)	3,485,664
55,000	Hornbeck Offshore Services, Inc. (a)	2,912,250
275,000	Matrix Service Co. (a)	4,358,750
146,900	Mitcham Industries, Inc. (a)	2,487,017
325,000	Newpark Resources, Inc. (a)	3,718,000
135,442	PHI, Inc. (a)	4,767,558
310,350	TGC Industries, Inc.	2,783,840
800,000	Uranium Energy Corp. (a)	1,848,000
		26,361,079

	Environmental Services - 0.26%
2,125,000	Perma-Fix Environmental Services (a)	1,062,500
		1,062,500
	Financial Services - 7.80%
451,000	Atlas Financial Holdings, Inc. (a)(c)	4,649,810
64,000	B of I Holding, Inc. (a)	3,472,000
660,000	Global Cash Access Holdings, Inc. (a)	4,613,400
245,000	Nicholas Financial, Inc.	3,814,650
166,638	Oppenheimer Holdings, Inc.	3,192,784
250,000	Silvercrest Asset Management Group, Inc. (a)	3,400,000
493,860	SWS Group, Inc. (a)	2,943,406
250,000	TriState Capital Holdings, Inc. (a)	3,345,000
510,000	U.S. Global Investors, Inc. - Class A	1,387,200
174,001	United Insurance Holdings Corp.	1,306,747
		32,124,997
	Food - 3.40%
30,000	Cal-Maine Foods, Inc.	1,520,400
255,000	John B. Sanfilippo & Son, Inc.	5,502,900
350,000	Landec Corp. (a)	5,281,500
200,000	Omega Protein Corp. (a)	1,674,000
		13,978,800
	Leisure - 2.29%
1,058,000	Century Casinos, Inc. (a)	3,967,500
860,000	Full House Resorts, Inc. (a)	2,519,800
145,000	Monarch Casino & Resort, Inc. (a)	2,972,500
		9,459,800
	Medical Supplies & Services - 8.08%
243,400	Addus Homecare Corp. (a)	4,780,376
330,200	Allied Healthcare Products (a)	815,594
255,000	Anika Therapeutics, Inc. (a)	5,128,050
250,000	BioScrip, Inc. (a)	4,062,500
169,000	Exactech, Inc. (a)	3,648,710
450,000	Five Star Quality Care, Inc. (a)	2,664,000
450,000	Medical Action Industries, Inc. (a)	4,135,500
343,301	Syneron Medical Ltd. (a)	3,275,092
125,900	The Ensign Group, Inc.	4,814,416
		33,324,238
	Minerals & Resources - 0.13%
650,000	Vista Gold Corp. (a)	557,050
		557,050
	Oil & Gas - 3.42%
316,000	Hallador Energy Co.	2,490,080
103,700	Resolute Energy Corp. (a)	867,969
257,040	SAExploration Holdings, Inc. (a)	2,508,710
291,000	Synergy Resources Corp. (a)	2,255,250
400,000	Triangle Petroleum Corp. (a)	2,840,000
500,000	Vaalco Energy, Inc. (a)	3,100,000
		14,062,009
	Pharmaceuticals - 0.34%
542,200	Lifevantage Corp. (a)	1,415,142
		1,415,142
	Retail - 3.13%
106,300	Christopher & Banks Corp. (a)	727,092
204,630	Kirklands, Inc. (a)	3,597,395
450,000	PCM, Inc. (a)	4,518,000
55,000	Rush Enterprises, Inc. (a)	1,186,350
270,669	Systemax, Inc.	2,606,543
9,931	Weyco Group, Inc.	271,414
		12,906,794
	Road & Rail - 0.53%
340,000	Covenant Transportation Group, Inc. - Class A (a)	2,179,400
		2,179,400
	Semiconductor Related Products - 5.41%
1,000,000	AXT, Inc. (a)	2,800,000
383,900	Integrated Silicon Solution, Inc. (a)	4,595,283
575,000	Photronics, Inc. (a)	4,398,750
325,000	Rudolph Technologies, Inc. (a)	4,013,750
130,400	Sparton Corp. (a)	2,317,208
600,500	Ultra Clean Holdings, Inc. (a)	4,161,465
		22,286,456
	Software - 2.63%
410,000	American Software, Inc. - Class A	3,714,600
1,880,000	iPass, Inc. (a)	4,117,200
367,400	VASCO Data Security International, Inc. (a)	3,023,702
		10,855,502

	Specialty Manufacturing - 6.76%
225,000	China Gerui Advanced Materials Group Ltd.
	(Acquired 6/1/10, Cost $1,282,500) (a)(b)	387,000
585,000	China Gerui Advanced Materials Group Ltd. (a)	1,006,200
200,000	Courier Corp.	3,104,000
110,000	Douglas Dynamics, Inc.	1,580,700
500,000	Federal Signal Corp. (a)	4,850,000
160,000	Global Power Equipment Group, Inc.	2,892,800
65,000	L.B. Foster Co.	3,021,200
130,000	LMI Aerospace, Inc. (a)	2,403,700
325,000	Manitex International, Inc. (a)	3,750,500
206,300	Northern Technologies International Corp. (a)	2,648,892
74,000	Northwest Pipe Co. (a)	2,205,200
		27,850,192
	Telecommunications - 3.46%
552,560	Gilat Satellite Networks Ltd. (a)	2,834,634
255,000	Globecomm Systems, Inc. (a)	3,694,950
238,000	Oplink Communications, Inc. (a)	4,795,700
250,800	SeaChange International, Inc. (a)	2,954,424
		14,279,708
	Transportation - 2.78%
420,000	Scorpio Tankers, Inc.	4,179,000
310,000	StealthGas, Inc. (a)	3,127,900
386,132	USA Truck, Inc. (a)	2,397,880
366,000	Vitran Corporation, Inc. (a)	1,793,400
		11,498,180
	TOTAL COMMON STOCKS (Cost $275,450,943)	$360,619,930

Shares	REAL ESTATE INVESTMENT TRUSTS - 0.54%	Value
224,494	Monmouth Real Estate Investment Corp. - Class A	$2,195,551
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,629,824)	$2,195,551

Contracts	WARRANTS - 0.00%	Value
	Oil & Gas - 0.00%
59,555	Magnum Hunter Resources Corp. Warrant
	(Acquired 8/29/2011, Cost $0)
	Expiration: 10/14/2013, Exercise Price $10.50 (a)(b)	$3,103
	TOTAL WARRANTS (Cost $0)	$3,103

Shares	SHORT TERM INVESTMENTS - 11.49%	Value
20,500,000	Alpine Municipal Money Market Fund, 0.03%	$20,500,000
20,500,000	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.01%	20,500,000
6,355,502	STIT - Liquid Assets Portfolio, 0.08%	6,355,502
	TOTAL SHORT TERM INVESTMENTS (Cost $47,355,502)	$47,355,502

	Total Investments (Cost $324,436,269) - 99.54%	$410,174,086
	Other Assets in Excess of Liabilities - 0.46%	1,911,559
	TOTAL NET ASSETS - 100.00%	$412,085,645

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of restricted securities amounted to $1,471,353 or 0.36% of Net Assets.
(c)	Affiliated issuer. See Note 3 of the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2013

Shares	COMMON STOCKS - 94.71%	Value
	Aerospace & Defense - 1.82%
40,000	CPI Aerostructures, Inc. (a)	$448,400
90,000	Kratos Defense & Security Solutions, Inc. (a)	606,600
		1,055,000
	Air Transport - 1.27%
33,000	AeroCentury Corp. (a)	733,590
		733,590
	Auto Parts & Equipment - 0.62%
137,100	SORL Auto Parts, Inc. (a)	360,573
		360,573
	Biotechnology - 2.86%
13,900	Cascade Microtech, Inc. (a)	97,439
450,000	Columbia Laboratories, Inc. (a)	301,545
50,000	Cumberland Pharmaceuticals, Inc. (a)	280,000
50,000	Trinity Biotech PLC - ADR	974,000
		1,652,984
	Business Services - 9.71%
75,000	Datalink Corp. (a)	976,500
77,349	Edgewater Technology, Inc. (a)	475,696
600,000	GBS Enterprises, Inc.
	(Acquired 2/24/2011, Cost $750,000) (a)(b)	105,000
174,000	Innodata Isogen, Inc. (a)	469,800
88,676	Intrusion, Inc. (a)	75,375
415,309	Newtek Business Services, Inc. (a)	901,221
100,000	Official Payments Holdings, Inc. (a)	715,000
6,700	Professional Diversity Network, Inc. (a)	31,423
2,010,000	Quadrant 4 Systems Corp.
	(Acquired 1/19/2011 and 4/7/2011, Cost $603,000) (a)(b)	147,735
490,000	Quadrant 4 Systems Corp. (a)	36,015
89,500	RCM Technologies, Inc. (a)	485,090
240,500	SmartPros Ltd. (d)	413,660
1,000,000	WidePoint Corp. (a)	780,000
		5,612,515
	Chemical & Related Products - 1.17%
240,000	Flexible Solutions International, Inc. (a)	288,000
34,900	TOR Minerals International, Inc. (a)	387,390
		675,390
	Commerical Services & Supplies - 1.02%
120,000	General Finance Corp. (a)	591,600
		591,600
	Computers & Electronics - 7.32%
290,000	ADDvantage Technologies Group, Inc. (a)	748,200
75,000	Concurrent Computer Corporation	610,500
70,000	Cyberoptics Corp. (a)	419,300
275,000	Dot Hill Systems Corp. (a)	781,000
288,900	NAPCO Security Technologies, Inc. (a)	1,473,390
135,000	Socket Mobile, Inc. (a)	189,000
		4,221,390
	Construction & Engineering - 2.32%
180,000	Hill International, Inc. (a)	565,200
71,113	MFRI, Inc. (a)	770,865
		1,336,065
	Consumer Products - Manufacturing - 3.54%
49,900	A.T. Cross Co. (a)	928,140
300,000	Emerson Radio Corp. (a)	519,000
24,000	Flexsteel Industries	597,360
		2,044,500
	Consumer Services - 2.15%
180,000	Hudson Technologies, Inc. (a)	423,000
447,432	Primo Water Corp. (a)	823,275
		1,246,275
	Electronic Equipment & Instruments - 5.73%
99,000	Allied Motion Technologies, Inc.	710,820
373,200	Iteris, Inc. (a)	668,028
47,000	LGL Group, Inc. (a)	289,520
39,000	Magnetek, Inc. (a)	699,270
242,500	Universal Power Group, Inc. (a)	404,975
280,000	Wells-Gardner Electronics Corp. (a)	537,600
		3,310,213
	Energy & Related Services - 1.66%
60,000	Acorn Energy, Inc.	520,800
12,000	Rex American Resources Corp. (a)	436,680
		957,480

	Environmental Services - 2.02%
440,000	Perma-Fix Environmental Services (a)	220,000
180,000	Versar, Inc. (a)	948,600
		1,168,600
	Financial Services - 13.37%
71,500	Atlas Financial Holdings, Inc. (a)	737,165
8,000	B of I Holding, Inc. (a)	434,000
90,000	Bank of Commerce Holdings	475,200
20,000	HCI Group, Inc.	730,000
114,200	Hennessy Advisors, Inc.	922,165
80,000	HopFed Bancorp, Inc.	888,800
20,198	JTH Holding, Inc. (a)	352,253
100,000	MicroFinancial, Inc.	812,000
96,300	Pacific Premier Bancorp (a)	1,254,789
95,000	United Insurance Holdings Corp.	713,450
25,000	Virginia Heritage Bank (a)	400,000
		7,719,822
	Food - 4.03%
119,000	G. Willi-Food International Ltd. (a)	855,610
37,000	John B. Sanfilippo & Son, Inc.	798,460
146,500	Willamette Valley Vineyards, Inc. (a)	673,900
		2,327,970
	Leisure - 4.01%
226,248	Century Casinos, Inc. (a)	848,430
153,946	Full House Resorts, Inc. (a)	451,062
650,000	Galaxy Gaming, Inc. (a)	149,955
11,100	Gaming Partners International Corp.	94,461
125,000	Reading International, Inc. (a)	776,250
		2,320,158
	Medical Supplies & Services - 6.16%
31,600	Addus Homecare Corp. (a)	620,624
128,900	Allied Healthcare Products (a)	318,383
39,300	Birner Dental Management Services, Inc.	710,151
800,000	Hooper Holmes, Inc. (a)	307,200
82,000	Lakeland Industries, Inc. (a)	354,240
262,000	Liberator Medical Holdings, Inc.	419,200
62,000	MGC Diagnostics Corp. (a)	510,880
7,300	Span - America Medical Systems, Inc.	153,227
500,000	Urologix, Inc. (a)	155,000
		3,548,905
	Minerals & Resources - 0.25%
170,000	Vista Gold Corp. (a)	145,690
		145,690
	Motion Pictures - 0.92%
130,000	Ballantyne Strong, Inc. (a)	533,000
		533,000
	Oil & Gas - 0.94%
65,025	Deep Down, Inc. (a)	126,149
12,190	Enservco Corp. (a)	12,799
51,460	Hallador Energy Co.	405,505
		544,453
	Retail - 0.64%
100,000	Hastings Entertainment, Inc.	368,000
		368,000
	Semiconductor Related Products - 5.13%
185,000	AXT, Inc. (a)	518,000
187,300	inTEST Corp.	745,454
419,100	On Track Innovations Ltd. (a)	725,043
55,000	Sparton Corporation (a)	977,350
		2,965,847
	Software - 5.82%
50,000	American Software, Inc. - Class A	453,000
238,489	ARI Network Services, Inc. (a)	715,467
70,000	Evolving Systems, Inc.	499,800
250,000	iPass, Inc. (a)	547,500
200,000	Navarre Corp. (a)	622,000
50,000	NetSol Technologies, Inc. (a)	518,000
		3,355,767

	Specialty Manufacturing - 7.47%
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/2005, 10/3/2005, and 3/5/2008, Cost $441,000) (a)(b)(c)	3,407
73,800	Core Molding Technologies, Inc. (a)	681,174
142,500	CTI Industries Corp. (a)	749,550
62,428	Digital Ally, Inc. (a)	502,545
36,867	Friedman Industries	363,509
75,000	Manitex International, Inc. (a)	865,500
32,000	Northern Technologies International Corp. (a)	410,880
101,000	Orbit International Corp. (a)	347,440
770,000	TechPrecision Corp. (a)	385,000
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/2010, Cost $749,997) (a)(b)(c)	–
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)(c)	–
		4,309,005
	Telecommunications - 1.65%
182,100	Management Network Group, Inc. (a)	537,195
159,700	Westell Technologies, Inc. (a)	413,623
		950,818
	Transportation - 1.11%
300,000	Euroseas Ltd.	321,000
65,500	Vitran Corp, Inc. (a)	320,950
		641,950

	TOTAL COMMON STOCKS (Cost $48,263,594)	$54,697,560

Contracts	WARRANTS - 0.00%	Value
	Oil & Gas
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $5.00 (a)(b)(c)	$-
35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $6.50 (a)(b)(c)	-

	Business Services
600,000	GBS Enterprises, Inc. Warrant
	(Acquired 2/24/2011, Cost $0)
	Expiration: 3/11/14, Exercise Price: $1.50 (a)(b)(c)	-

1,666,667	Quadrant 4 Systems Corp. Warrant
	(Acquired 1/18/2011, Cost $0)
	Expiration: 1/18/2016, Exercise Price: $0.60 (a)(b)(c)	-

	Consumer Products - Manufacturing
52,500	Sinohub, Inc. Warrant
	(Acquired 3/21/2011, Cost $0)
	Expiration: 9/21/2013, Exercise Price: $0.60 (a)(c)	-

	Specialty Manufacturing
418,518	Worldwide Energy & Manufacturing USA, Inc. Warrant
	(Acquired 1/26/2010, Cost $0)
	Expiration: 1/26/2015, Exercise Price: $5.65 (a)(b)(c)	-

	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 6.24%	Value
759,057	Alpine Municipal Money Market Fund - 0.03%	$759,057
2,850,000	Fidelity Institutional Money Market Fund - Prime Money Market Portfolio - 0.01%	2,850,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,609,057)	$3,609,057

	Total Investments (Cost $51,872,651) - 100.95%	$58,306,617
	Liabilities in Excess of Other Assets - (0.95)%	(550,175)
	TOTAL NET ASSETS - 100.00%	$57,756,442

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of restricted securities amounted to $256,142 or 0.44% of Net Assets.
(c)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. These securities represent $3,407 or 0.01% of the Fund's Net Assets. With the exception of China Solar & Clean Energy Solutions, Inc., these securities were classified as level 3. China Solar & Clean Energy Solutions, Inc. was classified as level 2 security.
(d)	Affiliated issuer: See Note 3 of the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)					July 31, 2013

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the "MicroCap Fund") and the Perritt Ultra MicroCap Fund (the "Ultra MicroCap Fund") (collectivelly, the "Funds") at July 31, 2013 was as follows*:

	MicroCap Fund	Ultra MicroCap Fund
Cost of investments	$324,436,269	$51,872,651

Gross unrealized appreciation	115,011,658	16,632,590
Gross unrealized depreciation	(29,273,841)	(10,198,624)
Net unrealized appreciation	$85,737,817	$6,433,966

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy  equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2013:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$39,876,479	$-	$-	$39,876,479
Consumer Staples	15,943,242	-	-	15,943,242
Energy	47,729,988	-	-	47,729,988
Financials	27,511,597	-	-	27,511,597
Health Care	33,324,238	-	-	33,324,238
Industrials	94,190,350	-	-	94,190,350
Information Technology	80,976,517	-	-	80,976,517
Materials	21,067,519	-	-	21,067,519
Total Common Stocks	360,619,930	-	-	360,619,930
Real Estate Investment Trusts	2,195,551	-	-	2,195,551
Warrants
Energy	3,103	-	-	3,103
Short-Term Investments	47,355,502	-	-	47,355,502
Total Investments in Securities	$410,174,086	$-	$-	$410,174,086

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,691,734	$-	$-	$6,691,734
Consumer Staples	3,570,445	-	-	3,570,445
Energy	981,133	-	-	981,133
Financials	6,445,404	922,165	-	7,367,569
Health Care	4,331,010	-	-	4,331,010
Industrials	12,282,875	408,382	-	12,691,257
Information Technology	16,393,249	394,520	-	16,787,769
Materials	2,276,643	-	-	2,276,643
Total Common Stocks	52,972,493	1,725,067	-	54,697,560
Short Term Investments	3,609,057	-	-	3,609,057
Total Investments in Securities	$56,581,550	$1,725,067	$-	$58,306,617

		MicroCap Fund	Ultra MicroCap Fund
Transfers into Level 1		$-	$1,048,901
Transfers out of level 1		-	(1,616,660)
Net transfers in (out of) Level 1		$-	$(567,759)

Transfers into Level 2		$-	$1,616,660
Transfers out of Level 2		-	(1,048,901)
Net Transfers in (out of) Level 2		$-	$567,759

The securities transferred from Level 1 to Level 2 are due to the securities not trading on the last day of the reporting period.

The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity. Transfers between levels are recognized at the end of the reporting period.

On November 1, 2012, the combined market values of the Funds' Level 3 securities were zero. The Funds had no transfers into or out of Level 3 during the nine months ended July 31, 2013.
During the nine months ended July 31, 2013, the MicroCap Fund's Level 3 security that had a market value of $0 on October 31, 2012, expired worthless which resulted in the MicroCap Fund not holding any Level 3 securities as of July 31, 2013. As of July 31, 2013, the market values of the Ultra MicroCap Fund's Level 3 securities was zero.

The following table presents information about unobservable inputs related to the Ultra MicroCap Fund's categories of Level 3 investments as of July 31, 2013.

	Fair Value at 7/31/13	Valuation Techniques	Unobservable Inputs	Ranges
Equity Securities	$0	Intrinsic Value	No active market	$0.00 - $0.00
Warrants	$0	Intrinsic Value	Warrant strike price & underlying stock price	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant. Interrelationships may also exist between observable and unobservable inputs.

Equity Securities
As there is no active market for these level 3 securities, the value is being derived from available qualitative information.

Warrants
The fair value of the warrants are derived by calculating the difference between the underlying equity security's price and the strike price of the warrant. An increase in the underlying equity security's price will increase the fair value of the warrant security. Alternatively, a decrease in the underlying equity secuirty's price will decrease the fair value of the warrant security.

3. Transactions with Affiliates

The following issuers were affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period November 1, 2012 through July 31, 2013. See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt MicroCap Opportunities Fund
Issuer Name	Share Balance At November 1, 2012	Additions	Reductions	Share Balance At July 31, 2013	Dividend Income	Value At July 31, 2013
Atlas Financial Holdings, Inc.	–	451,000	-	451,000	$-	$4,649,810
					$-	$4,649,810

Perritt Ultra MicroCap Fund
Issuer Name	Share Balance At November 1, 2012	Additions	Reductions	Share Balance At July 31, 2013	Dividend Income	Value At July 31, 2013
Smart Pros LTD	210,000	30,500	-	240,500	$8,925	$413,660
TurboSonic Technologies, Inc.(1)	1,125,000	-	1,125,000	-	-	-
					$8,925	$413,660

(1) Issuer was not an affiliate as of July 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)              /s/ Michael J. Corbett
Michael J. Corbett, President

Date                9/12/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Michael J. Corbett
Michael J. Corbett, President

Date                 9/12/2013

By (Signature and Title)*            /s/ Mark J. Buh
Mark J. Buh, Treasurer

Date                9/12/2013

* Print the name and title of each signing officer under his or her signature.